Segment Information - Geographical location (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) country	Dec. 31, 2018 CNY (¥) country	Dec. 31, 2017 CNY (¥)
Segment reporting
Number of principal geographical areas | country	2	2
Property and equipment, net	$ 5,140	¥ 35,341	¥ 49,009
People's Republic of China
Segment reporting
Property and equipment, net		27,103	36,045
Philippines
Segment reporting
Property and equipment, net		¥ 8,238	¥ 12,964